EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21.EMPLOYEE BENEFIT PLANS

The Company offers supplementary pension plan and defined benefit plan, such as medical assistance and life insurance, as set forth below:

21.1.Pension plan

The Company has two current supplementary retirement plans, as disclosed below.

21.1.1.Pension plan - Suzano Prev

In 2005, the Company established the Suzano Prev pension plan managed by BrasilPrev, an open private pension entity, which serves employees of Suzano Group Companies, in the defined contribution plan.

Under the terms of the benefit plan agreement, for employees who have a salary above 10 URS's, in addition to the 0.5% contribution, the contributions of the company follow the employees' contributions and affect on the portion of the salary that exceeds the 10 URS's, which can vary from 1% to 6% of the nominal salary. This plan is called Basic Contribution1.

The Company’s contributions to the employee are 0.5% of the nominal salary that does not exceed 10 Suzano reference units (“URS”), even though there is no contribution from the employee. This plan is called Basic Contribution 2.

From August 2020, for employees who have a salary lower than 10 URS's, they will be able to invest 0.5 or 1.0% of the nominal salary and the Company will monitor the employee's contributions. The employee can choose to invest up to 12% of the salary in the Suzano Prev pension plan, and the excess of Basic Contribution 1 or 2 may be invested in the supplementary contribution, where there is no counterpart from the Company and the employee must consider the two contributions to limit 12% of the salary.

Contributions made by the Company for the year ended December 31, 2020 totaled R$9,388 (R$5,993 as of December 31, 2019) recognized in under employee benefits.

21.1.2.Pension plan - FUNSEJEM

Entities from the business combination with Fibria, managed by a private pension entity, which provide post-employment benefits to employees, under defined contribution plans. In this type of plan participants and sponsor contribute to the formation of an individual savings. In 2000, the Company became a sponsor of the Senador José Ermírio de Moraes Foundation (FUNSEJEM), a not-for-profit pension fund for the employees of the Votorantim Group. Under the fund’s regulations, employees’ contributions to FUNSEJEM, which may range from 0.5% to 6% of nominal salary. Contributions made by the Company, for Senador José Ermírio de Moraes Foundation (“FUNSEJEM”) pension plan, for the year ended December 31, 2020 amounted to R$5,071 (R$9,920 as of December 31, 2019), recognized under cost of sales, selling and general and administrative expenses.

In July 2020, the Company terminated its relationship with FUNSEJEM. On the occasion that the amounts contributed by employees are released by FUNSEJEM, employees will choose for portability to the Suzano Prev pension plan, to the private pension plan or request the total redemption of the constituted balance. This action is still due to the harmonization of practices arising from the business combination with Fibria.

21.2.Defined benefits plan

The Company offers the following post-employment in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement.

21.2.1.Medical assistance

The Company guarantees health care program cost coverage for a group of former employees who retired until 1998 and until 2003 at the Suzano, São Paulo administrative office and Limeira and until 2007 at the Jacareí unit, as well as their spouses for life and dependents while they are underage.

For other group of former employees, who exceptionally, according to the Company’s criteria and resolution or according with rights related to the compliance with pertinent legislation, the Company ensures the healthcare program.

Main actuarial risks related are (i) lower interest rates (ii) longer than expected mortality tables, (iii) higher than expected turnover and (iv) higher than expected medical costs growth.

21.2.2.Life insurance

The Company offers the life insurance benefit to the group of former employees who retired until 2005 at Suzano and São Paulo administrative office and did not choose for the supplementary retirement plan.

Main actuarial risks related are (i) lower interest rates and (ii) higher than expected mortality.

21.2.3.Rollforward of actuarial liability

The rollforward of actuarial liability prepared based on actuarial report, are set forth below:

Balance at December 31, 2018	430,427
Business combination	147,877
Interest on employee benefits	44,496
Actuarial loss	147,640
Benefits paid in the year	(34,261)
Balance on December 31, 2019	736,179
Interest on employee benefits	53,092
Actuarial loss/gain	33,843
Employee contribution	(88)
Exchange rate variation	487
Benefits paid in the year	(38,468)
Balance on December 31, 2020	785,045

21.2.4.Economic actuarial assumptions and biometric data

The main economic actuarial assumptions and biometric data used in the actuarial calculations are set forth below:

	December 31,	December 31,
	2020	2019
Economic
Discount rate – medical assistance and life insurance	4.39% p.a.	3.56% p.a.
Medical cost growth rate	3.25% p.a.	3.25% p.a.
Nominal inflation	3.25% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disable persons	IAPB 57	IAPB 57
Table of entry of disable	Mercer Disability	Mercer Disability
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
	90% married	90% married
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100%	100%

21.2.5.Sensitivity analysis

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2020, as set forth below:

Relevant assumptions	Changes in premise	Increase in present value, net	Decrease in present value, net
Discount rate	0.50%	Decrease of R$729,203	Increase of R$824,894
Medical costs growth rate	1.00%	Increase of R$876,554	Decrease of 689,324

21.2.6.Forecast and average duration of payments of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Medical
assistance and
Payments	life insurance
2021	35,658
2022	38,228
2023	40,886
2024	43,640
2025	46,409
2026 on onwards	274,822